Net Income (Loss) Per Share	6 Months Ended
Jan. 31, 2012
Net Income (Loss) Per Share [Abstract]
Net Income (Loss) Per Share

5. Net Income (Loss) per Share

The following table sets forth the computation of the Company's basic and diluted net income (loss) per share under the two-class method attributable to common stockholders during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2011 and 2012:

	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands, except share and per share data)
Net income (loss):
Net income (loss)	$(10,966)	$15,519	$35,558	$7,326	$8,503
Non-cumulative dividends to preferred stockholders	—	(3,291)	(3,291)	(1,645)	(1,574)
Undistributed earnings allocated to preferred stockholders	—	(7,924)	(20,568)	(3,655)	(3,858)

Net income (loss), basic	$(10,966)	$4,304	11,699	2,026	3,071
Adjustments to net income (loss) for dilutive options and restricted stock units	—	457	1,747	196	545

Net income (loss), diluted	$(10,966)	$4,761	$13,446	$2,222	$3,616

Net income (loss) per share:
Basic	$(0.83)	$0.32	$0.83	$0.15	$0.19

Diluted	$(0.83)	$0.30	$0.76	$0.14	$0.15

Weighted average shares used in computing net income (loss) per share:
Basic	13,284,938	13,535,736	14,064,055	13,960,587	16,499,660
Weighted average effect of dilutive stock options	—	2,397,638	2,682,215	1,977,680	3,597,819
Weighted average effect of dilutive restricted stock units	—	—	1,010,622	263,767	3,248,528
Weighted average effect of dilutive preferred stock warrants	—	—	6,967	—	41,576

Diluted	13,284,938	15,933,374	17,763,859	16,202,034	23,387,583

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share for the periods presented because including them would have been antidilutive:

	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011	2012
				(unaudited)
Convertible preferred stock	25,357,721	—	—	—	—
Stock options to purchase common stock	3,269,353	2,520,855	1,975,982	3,565,349	649,263
Common stock subject to repurchase	34,952	—	—	—	—
Restricted stock units	—	92,636	163,031	1,910	—
Series C convertible preferred stock warrants(1)	69,529	69,529	—	69,529	—

(1)	Series C convertible preferred stock warrants were automatically converted to equivalent common stock warrants upon the closing of the Company's initial public offering on January 30, 2012.